SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 506,312	$ 521,463
Less: accumulated depreciation	(253,871)	(223,154)
Total	252,441	298,309
Total	252,441	298,309
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	80,087	81,437
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	122,984	126,966
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	203,894	210,496
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 99,347	$ 102,564